Note 23 - Other liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Overfunded Plan	$ 4.8	$ 13.5
Net post employment benefits funded exposed as liabilities	$ 0.9	$ 2.5
Post-employment benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of liabilities related to post-employment benefits	7 years	7 years
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	$ (0.3)	$ (1.6)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ (4.8)	(5.9)
Post-employment benefits | Unfunded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (6.5)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 7.3
Post-employment benefits | Unfunded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 4.7
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(4.5)
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	0.7	0.1
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 0.6	$ 0.1
Post-employment benefits | Funded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1.9)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	2.4
Post-employment benefits | Funded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	1.1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1.0)